Net Income (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Net Income per Common Share
The following table summarizes the computation of net income (loss) per common share:

	Year Ended December 31
	2019	2018
Numerator:
Net income (loss) applicable to controlling interests	$833.5	$(435.1)
Less: Preferred share dividends	(68.5)	(66.6)
Gain on redemption of preferred shares (note 25)	3.5	—
Net income (loss) applicable to common shares	$768.5	$(501.7)
Denominator:
(millions)
Weighted average number of common shares outstanding	276.9	222.6
Dilutive equity instruments (a)	0.5	—
Weighted average number of common shares outstanding - diluted	277.4	222.6
Basic net income (loss) per common share	$2.78	$(2.25)
Diluted net income (loss) per common share	$2.77	$(2.25)

(a)	Includes all options that have a strike price lower than the average share price of AltaGas' common shares during the periods noted.